Employee Benefit Plans - Schedule of plan assets using the fair value hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 147.9	$ 162.1
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.3
Insurance group annuity contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89.9	98.9
Common/collective trust funds - Government, corporate and other non-government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.7	21.1
Common/collective trust funds - Corporate equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.1	37.5
Common/collective trust funds - Customized strategy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	4.3
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.3
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.3
Level 1 | Insurance group annuity contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Common/collective trust funds - Government, corporate and other non-government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Common/collective trust funds - Corporate equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Common/collective trust funds - Customized strategy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.7	62.9
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 2 | Insurance group annuity contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 2 | Common/collective trust funds - Government, corporate and other non-government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.7	21.1
Level 2 | Common/collective trust funds - Corporate equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.1	37.5
Level 2 | Common/collective trust funds - Customized strategy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	4.3
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89.9	98.9
Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 3 | Insurance group annuity contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89.8	98.9	$ 98.7
Level 3 | Common/collective trust funds - Government, corporate and other non-government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 3 | Common/collective trust funds - Corporate equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Level 3 | Common/collective trust funds - Customized strategy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0